FundX Conservative ETF
Schedule of Investments
June 30, 2026 (Unaudited)

INVESTMENT COMPANIES - 99.2%	Shares		Value
Core Funds - 52.7%
Invesco S&P 500 Momentum ETF	20,740		$ 3,350,340
Invesco S&P 500 Pure Growth ETF (a)	52,135		3,328,820
Invesco S&P 500 Top 50 ETF	65,443		4,007,075
iShares Edge MSCI USA Momentum Factor ETF	7,027		2,409,066
iShares Global 100 ETF (a)	16,450		2,247,070
iShares MSCI USA Value Factor ETF	15,711		3,139,215
iShares Russell Top 200 Growth ETF	2,339		679,760
Vanguard Growth ETF (a)	52,900		4,556,806
Wisdomtree US Quality Growth Fund	35,841		2,366,581
			26,084,733

Floating Rate Funds - 9.3%
Janus Henderson B-BBB CLO ETF	48,405		2,291,977
VanEck IG Floating Rate ETF	89,875		2,301,699
			4,593,676

High Yield Bonds - 7.0%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	18,535		1,733,393
State Street SPDR Portfolio High Yield Bond ETF	73,949		1,733,365
			3,466,758

Intermediate Term Bonds - 5.3%
iShares 5-10 Year Investment Grade Corporate Bond ETF	49,478		2,630,745

Short Term Bonds - 4.8%
Janus Henderson AAA CLO ETF	47,040		2,375,050

TIPS - 4.4%
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	42,056		2,200,437

Total Return Funds - 15.7%
iShares Core 30/70 Conservative Allocation ETF	56,063		2,325,493
iShares Core 60/40 Balanced Allocation ETF	45,837		3,185,672
NYLI Merger Arbitrage ETF (b)	61,740		2,252,244
			7,763,409
TOTAL INVESTMENT COMPANIES (Cost $42,375,628)			49,114,808

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.6%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (c)	7,229,884		7,229,884
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,229,884)			7,229,884

MONEY MARKET FUNDS - 0.8%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (c)	370,862		370,862
TOTAL MONEY MARKET FUNDS (Cost $370,862)			370,862

TOTAL INVESTMENTS - 114.6% (Cost $49,976,374)			56,715,554
Liabilities in Excess of Other Assets - (14.6)%		(0.14648)	(7,246,437)
TOTAL NET ASSETS - 100.0%			$ 49,469,117
Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $7,191,698.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

FundX Conservative ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$ 49,114,808	$ –	$ –	$ 49,114,808
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	7,229,884
Money Market Funds	370,862	–	–	370,862
Total Investments	$ 49,485,670	$ –	$ –	$ 56,715,554

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.